Inventories - Schedule of Adjustment to Realizable Value of Inventories of Agricultural Products (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Adjustment to Recoverable Value of Inventories of Agricultural Products [Abstract]
Balance at beginning	R$ (5,288)	R$ (762)
Adjustment to recoverable value of agricultural products, net	(1,074)	(8,069)
Realization as cost of sales	5,095	3,543
Balance at ending	R$ (1,267)	R$ (5,288)